NOTE 7- LONG TERM DEBT (Detail) - Schedule of long-term debt (USD $)	Jun. 30, 2012	Dec. 31, 2011
Long term debt	$ 153,284	$ 175,196
Vehicle loans [Member]
Long term debt	146,261
Capital lease [Member]
Long term debt	$ 7,023